Annual Fund Operating Expenses - Class A C S I N R T Shares - Janus Henderson Global Select Fund	Jan. 29, 2021
Class A
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.06%	[1]
Class C
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	2.08%
Fee Waiver	0.10%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.98%	[1]
Class S
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	1.59%
Total Annual Fund Operating Expenses	2.48%
Fee Waiver	1.10%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.38%	[1]
Class I
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.78%	[1]
Class N
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.68%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.68%	[1]
Class R
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	2.06%
Total Annual Fund Operating Expenses	3.20%
Fee Waiver	1.56%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.64%	[1]
Class T
Operating Expenses:
Management Fees	0.64%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.87% for at least a one-year period commencing on January 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.